Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
The following table summarizes long-term debt related to the ethanol plants as of December 31, 2012 (in thousands):

Term loans	$170,480
Capital lease	2,465
Notes payable	474
173,419
Less current portion	(170,630)
Long-term portion	$2,789